EQUITY-BASED COMPENSATION - Restricted interests (Details) - Stock options - 2021 LTIP Plan shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Stock Options
Beginning balance (in share) | shares	0
Granted (in shares) | shares	921
Vested | shares	(153)
Ending balance (in share) | shares	768
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	4.75
Vested (in dollars per share) | $ / shares	4.75
Ending balance (in dollars per share) | $ / shares	$ 4.75